Segment reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Summary of Information by Segment

December 31, 2014	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	310,236,873	192,437,765	175,960,358	9,912,254	188,579,891	6,526,065	4,109,978	-	4,921,331	141,377	892,825,892
Real estate lease income	2,991,909	218,320	651	-	-	-	-	-	-	1,725,306	4,936,186
Real estate management services income	-	-	-	-	-	-	-	-	-	21,563,570	21,563,570
Other revenue	110,500	110,166	57,357	29,585	11,717	391	244	-	-	102,065	422,025

Total revenue	313,339,282	192,766,251	176,018,366	9,941,839	188,591,608	6,526,456	4,110,222	-	4,921,331	23,532,318	919,747,673
Cost of real estate sales	(210,789,926)	(146,862,778)	(138,838,903)	(9,125,435)	(133,519,235)	(4,137,467)	(3,632,997)	-	(4,643,722)	977,293	(650,573,170)
Cost of real estate lease income	(2,574,534)	29,388	(575,529)	-	-	-	-	-	-	(52,540)	(3,173,215)
Cost of real estate management services	(557,509)	-	-	-	-	-	-	-	-	(19,882,036)	(20,439,545)
Other costs	(1,247,446)	(1,303,518)	(391,538)	(16,975)	(364,326)	(17)	(32,560)	-	-	(39,807)	(3,396,187)

Total cost of revenue	(215,169,415)	(148,136,908)	(139,805,970)	(9,142,410)	(133,883,561)	(4,137,484)	(3,665,557)	-	(4,643,722)	(18,997,090)	(677,582,117)
Gross profit	98,169,867	44,629,343	36,212,396	799,429	54,708,047	2,388,972	444,665	-	277,609	4,535,228	242,165,556
Operating expenses	(58,981,130)	(8,891,116)	(12,928,183)	(3,229,614)	(27,689,927)	(3,855,809)	(3,234,163)	(2,353,439)	(5,783,635)	(18,169,045)	(145,116,061)

Operating income/(loss)	39,188,737	35,738,227	23,284,213	(2,430,185)	27,018,120	(1,466,837)	(2,789,498)	(2,353,439)	(5,506,026)	(13,633,817)	97,049,495
Interest income	10,797,806	903,353	471,254	8,312	375,674	4,974	16,913	9,647	-	1,989,389	14,577,322
Interest expense	(471,635)	-	-	-	-	-	-	-	-	(27,729,132)	(28,200,767)
Net realized gain on short-term investments	3,128,014	-	-	-	-	-	-	-	-	-	3,128,014
Share of income (loss) in an equity investee	(1,691,897)	-	-	-	-	-	-	-	-	-	(1,691,897)
Loss on extinguishment of debt	-	-	-	-	-	-	-	-	-	(9,848,931)	(9,848,931)
Exchange gains	706,108	-		-	-	-	-	-	-	-	706,108
Unrealized income on short-term investments	120,146	-	-	-	1,887	-	-	-	-	-	122,033
Other income	-	3,212,606	-	-	-	-	-	-	-	-	3,212,606

Income/(loss) before income taxes	51,777,279	39,854,186	23,755,467	(2,421,873)	27,395,681	(1,461,863)	(2,772,585)	(2,343,792)	(5,506,026)	(49,222,491)	79,053,983
Income tax benefit /(expense)	1,897,892	(9,997,111)	(3,452,056)	681,784	(18,646,689)	(737,457)	(543,422)	(505,771)	2,243,056	(1,497,844)	(30,557,618)

Net income/(loss)	53,675,171	29,857,075	20,303,411	(1,740,089)	8,748,992	(2,199,320)	(3,316,007)	(2,849,563)	(3,262,970)	(50,720,335)	48,496,365

Depreciation and amortization	5,056,099	255,701	684,087	38,685	446,531	95,456	24,944	35,727	147,349	213,543	6,998,122
Capital expenditure	6,317,246	187,745	175,551	296,976	57,767	698,842	242,276	371,198	10,130,497	217,835	18,695,933
Real estate properties development for sale	-	-	-	-	-	-	-	-	1,185,217	-	1,185,217
Real estate properties development completed	10,174,728	778,376	1,069,768	-	-	-	-	-	-	286,127	12,308,999
Real estate properties under development	122,442,706	230,512,631	476,026,887	213,243,863	124,555,677	80,188,420	145,738,966	192,275,659	119,947,878	9,642,365	1,714,575,052
Real estate properties held for lease	45,892,107	5,053,480	17,464,831	-	-	-	-	-	-	813,330	69,223,748

Total long-lived assets	91,997,422	7,323,161	23,139,244	10,904,402	3,896,449	690,086	528,484	761,721	11,488,178	10,338,428	161,067,575
Total assets	868,110,770	501,351,668	642,378,579	125,561,644	427,431,672	52,944,306	99,029,288	197,356,138	36,990,997	280,371,172	3,231,526,234

December 31, 2015	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	251,681,188	186,222,554	371,469,943	36,372,298	166,775,534	3,534,278	42,191,276	70,058,447	4,631,258	1,530,000	-	1,134,466,776
Real estate lease income	4,484,591	202,892	-	-	-	-	-	-	-	-	1,885,780	6,573,263
Real estate management services income	-	-	-	-	-	-	-	-	-	-	21,611,201	21,611,201
Other revenue	1,396,463	30,659	308,026	80,142	318,271	8,157	2,332	-	1,333	-	(472,625)	1,672,758

Total revenue	257,562,242	186,456,105	371,777,969	36,452,440	167,093,805	3,542,435	42,193,608	70,058,447	4,632,591	1,530,000	23,024,356	1,164,323,998
Cost of real estate sales	(160,197,316)	(149,867,847)	(305,417,991)	(32,313,894)	(118,868,527)	(2,337,677)	(30,095,959)	(62,366,015)	(3,534,525)	(1,243,112)	-	(866,242,863)
Cost of real estate lease income	(2,202,367)	(285,974)	(1,416,157)	-	-	-	-	-	-	-	(51,824)	(3,956,322)
Cost of real estate management services	(18,161)	-	-	-	-	-	-	-	-	-	(19,424,698)	(19,442,859)
Other costs	178,610	(376,070)	(641,646)	(3,615)	(835,555)	(324)	-	-	(8,424)	-	(4,824)	(1,691,848)

Total cost of revenue	(162,239,234)	(150,529,891)	(307,475,794)	(32,317,509)	(119,704,082)	(2,338,001)	(30,095,959)	(62,366,015)	(3,542,949)	(1,243,112)	(19,481,346)	(891,333,892)
Gross profit	95,323,008	35,926,214	64,302,175	4,134,931	47,389,723	1,204,434	12,097,649	7,692,432	1,089,642	286,888	3,543,010	272,990,106
Operating expenses	(51,882,922)	(13,528,548)	(15,826,805)	(3,672,935)	(32,178,776)	(6,617,557)	(5,090,601)	(4,346,174)	(10,002,768)	(4,971,109)	(19,336,890)	(167,455,085)

Operating income/(loss)	43,440,086	22,397,666	48,475,370	461,996	15,210,947	(5,413,123)	7,007,048	3,346,258	(8,913,126)	(4,684,221)	(15,793,880)	105,535,021
Interest income	23,284,854	237,687	442,560	18,752	331,042	3,968	45,592	134,580	2,966	-	1,735	24,503,736
Interest expense	21,612,239	-	-	-	-	-	-	-	-	17,587,083	(59,480,738)	(20,281,416)
Net realized gain on short-term investments	-	-	-	-	-	-	-	-	-	-	603,078	603,078
Share of income in an equity investee	2,234,635	-	-	-	-	-	-	-	-	-	-	2,234,635
Loss on extinguishment of debt	-	-	-	-	-	-	-	-	-	-	-	-
Exchange gains	403,286	-		-	-	-	-	-	-	-	-	403,286
Unrealized income on short-term investments	-	-	-	-	-	-	-	-	-	-	49,443	49,443
Other income	-	-	-	-	-	4,677,244	-	-	-	2,950	1,264,926	5,945,120

Income/(loss) before income taxes	90,975,100	22,635,353	48,917,930	480,748	15,541,989	(731,911)	7,052,640	3,480,838	(8,910,160)	12,905,812	(73,355,436)	118,992,903
Income tax benefit /(expense)	(16,234,099)	(9,901,175)	(32,061)	(1,344,687)	(13,479,368)	163,491	(5,634,909)	(1,259,900)	1,739,065	2,825,203	(9,352,878)	(52,511,318)

Net income/(loss)	74,741,001	12,734,178	48,885,869	(863,939)	2,062,621	(568,420)	1,417,731	2,220,938	(7,171,095)	15,731,015	(82,708,314)	66,481,585

Depreciation and amortization	5,569,343	400,733	1,542,209	64,082	515,150	208,486	76,304	83,175	3,839	50,985	237,358	8,751,664
Capital expenditure	4,249,718	172,853	31,524	-	33,952,563	127,550	146,074	-	52,401	136,065	256,824	39,125,572
Real estate properties development for sale	-	-	-	-	-	-	-	-	-	-	-	-
Real estate properties development completed	4,775,131	-	19,301,428	-	-	-	-	-	-	-	-	24,076,559
Real estate properties under development	313,105,983	275,709,393	307,172,930	223,653,822	62,561,492	101,059,710	157,166,855	155,309,860	57,207,564	226,208,448	8,165,744	1,887,321,801
Real estate properties held for lease	42,511,937	4,487,714	23,416,217	-	-	-	-	-	-	-	716,714	71,132,582

Total long-lived assets	221,202,024	6,683,031	27,947,425	9,036,881	6,958,865	553,186	468,620	391,481	751,519	8,659,744	3,266,691	285,919,467
Total assets	1,064,084,941	457,041,948	655,880,819	206,485,216	346,527,256	135,047,439	110,988,357	128,502,762	19,201,186	162,538,391	262,584,869	3,548,883,184

December 31, 2016	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	368,866,778	169,605,220	349,616,790	76,489,749	23,722,289	12,699,957	105,494,573	100,003,503	39,912,406	126,550,015	152,007,123	-	1,524,968,403
Real estate lease income	3,588,434	172,198	-	-	-	-	-	-	-	284,294	-	1,901,125	5,946,051
Real estate management services income	1,161,150	-	-	-	-	-	-	-	-	-	-	28,861,597	30,022,747
Other revenue	303,521	102,415	471	-	280,007	-	-	-	1,078	-	-	-	687,492

Total revenue	373,919,883	169,879,833	349,617,261	76,489,749	24,002,296	12,699,957	105,494,573	100,003,503	39,913,484	126,834,309	152,007,123	30,762,722	1,561,624,693
Cost of real estate sales	(252,522,117)	(142,763,272)	(273,738,274)	(58,762,806)	(30,743,520)	(8,544,624)	(75,514,694)	(89,067,765)	(22,837,517)	(91,274,052)	(128,803,285)	-	(1,174,571,926)
Cost of real estate lease income	(1,792,349)	(287,832)	(1,328,100)	-	-	-	-	-	-	(225,776)	-	(48,588)	(3,682,645)
Cost of real estate management services	(979,218)	-	-	-	-	-	-	-	-	-	-	(23,302,224)	(24,281,442)
Other costs	(525,052)	(100,695)	(69,971)	-	(404,649)	-	-	-	-	-	-	-	(1,100,367)

Total cost of revenue	(255,818,736)	(143,151,799)	(275,136,345)	(58,762,806)	(31,148,169)	(8,544,624)	(75,514,694)	(89,067,765)	(22,837,517)	(91,499,828)	(128,803,285)	(23,350,812)	(1,203,636,380)
Gross profit	118,101,147	26,728,034	74,480,916	17,726,943	(7,145,873)	4,155,333	29,979,879	10,935,738	17,075,967	35,334,481	23,203,838	7,411,910	357,988,313
Operating expenses	(41,459,159)	(8,682,365)	(12,234,106)	(3,329,524)	(38,841,455)	(4,028,044)	(6,372,468)	(3,120,707)	(16,533,371)	(10,239,653)	(11,002,123)	(22,786,372)	(178,629,347)

Operating income/(loss)	76,641,988	18,045,669	62,246,810	14,397,419	(45,987,328)	127,289	23,607,411	7,815,031	542,596	25,094,828	12,201,715	(15,374,462)	179,358,966
Interest income	18,611,346	974,322	262,675	71,673	246,892	18,809	91,757	83,756	123,642	92,040	-	339,655	20,916,567
Interest expense	(6,312,134)	-	-	-	-	-	-	-	-	-	(3,444,399)	(20,100,299)	(29,856,832)
Net realized gain on short-term investments	1,316,577	-	-	-	(1,742)	-	-	-	-	-	-	1,190,861	2,505,696
Share of income in an equity investee	(688,363)	-	-	-	-	-	-	-	-	-	-	363,751	(324,612)
Loss on extinguishment of debt	-	-	-	-	-	-	-	-	-	-	-	(12,123,750)	(12,123,750)
Exchange gains	461,627	-	-	-	(130,591)	-	-	-	-	-	-	127,923	458,959
Unrealized income on short-term investments	7,862	-	-	-		-	-	-	-	-	-	227,472	235,334
Other income	4,534,357	-	-	-		-	-	-	-	-	2,487	3,383	4,540,227

Income/(loss) before income taxes	94,573,260	19,019,991	62,509,485	14,469,092	(45,872,769)	146,098	23,699,168	7,898,787	666,238	25,186,868	8,759,803	(45,345,466)	165,710,555
Income tax expense	(13,089,933)	(11,666,859)	(28,647,951)	(5,223,645)	15,322,784	(556,388)	(13,925,672)	(3,089,750)	(3,217,994)	(12,955,165)	(8,388,686)	(808,616)	(86,247,875)

Net income/(loss)	81,483,327	7,353,132	33,861,534	9,245,447	(30,549,985)	(410,290)	9,773,496	4,809,037	(2,551,756)	12,231,703	371,117	(46,154,082)	79,462,680

Depreciation and amortization	5,477,178	411,694	1,442,768	61,572	454,728	208,161	82,330	77,851	8,278	106,653	106,407	250,763	8,688,383
Capital expenditure	5,257,710	57,511	19,302	11,035	744,844	28,005	13,599		1,029	8,593	25,770	294,134	6,461,532
Real estate properties development for sale	-	-	-	-	-	-	-	-	-	-	-	-	-
Real estate properties development completed	39,369,770	2,309,387	94,008,195	-	52,671,437	-	-	91,307,299	-	-	197,513,164	-	477,179,252
Real estate properties under development	376,001,881	236,984,737	104,989,367	202,565,917	149,726,569	137,338,481	188,578,773	-	13,222,946	166,266,501	133,498,536	9,961,456	1,719,135,164
Real estate properties held for lease	38,584,030	5,604,196	20,648,238	-	-	-	-	-	-	94,413,043	-	624,427	159,873,934

Total long-lived assets	104,319,601	11,597,849	23,848,516	6,708,295	3,241,238	408,197	728,371	2,935,885	704,754	126,050,051	2,622,106	21,835,308	305,000,171
Total assets	1,376,946,330	372,574,301	355,881,279	228,454,473	284,898,971	207,361,083	276,634,140	111,855,238	96,510,964	357,288,809	405,887,507	162,152,195	4,236,445,290